Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,200,714.88
Previously Paid Amount	0.00
Total Fee Amount	15,218.71
Total Offset Amount	0.00
Net Fee	$ 15,218.71